WORLD FUNDS TRUST
                      8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                                 (804) 267-7400



January 27, 2009


VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

      Re:  World Funds Trust
           SEC File Nos. 333-148723/811-22172

Ladies and Gentlemen:

     On behalf of World Funds Trust (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 4 to the Trust's Registration Statement on Form N-1A. This filing is being made for the purpose of expanding the investment strategies for the Frantzen Growth and Income Fund, Frantzen Large Cap Growth Fund, and Frantzen Small Cap Growth Fund (each a "Fund").

If you have any comments or questions, please contact Kathleen Long at
202.739.5391 or Thomas S. Harman at 202.739.5662.




                                Very truly yours,

                               /s/ Franklin A. Trice, III
                               --------------------
                                   Franklin A. Trice, III